COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases [Table Text Block]
Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Years ending June 30,	Minimum lease payments
2016	$1,002
2017	262
2018	615
2019	257
2020 and onwards	98
Total minimum lease payments	$2,234